Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)		12 Months Ended
	May 05, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Share Based Compensation Expenses Abstract
Research and Development		$ 192,371
General and Administrative Expenses		1,543,803
Total Share-Based Compensation Expense Included in Operating Expenses	$ 100,000	$ 1,736,174